BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
BASIS OF PRESENTATION

2.	BASIS OF PRESENTATION

The following companies are consolidated with Vicinity Motor Corp. as at March 31, 2024:

Company Name	Registered	Holding	Functional Currency
Vicinity Motor Corp.	British Columbia	Parent Company	United States Dollar
Vicinity Motor (Bus) Corp.	British Columbia	100%	Canadian Dollar
Vicinity Motor (Bus) USA Corp.	United States	100%	United States Dollar

Intercompany balances and transactions were eliminated in preparing the consolidated financial statements.

a)       Statement of compliance

These unaudited interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting. Accordingly, certain information and footnote disclosure normally included in annual financial statements prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board (“IFRS”), have been omitted or condensed. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2023.

The interim condensed consolidated financial statements were authorized for issue by the Board of Directors on May 10, 2024.

b)       Basis of measurement

The interim condensed consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments carried at fair value.

c)       Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires the use of judgments and estimates that affect the amounts reported and disclosed in the consolidated financial statements and related notes. These judgments and estimates are based on management’s best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the consolidated financial statements.

Estimates that have a risk of resulting in material adjustment to the carrying amounts of assets and liabilities within the next year are summarized below:

i.	Impairment assessment of intangible assets:

The determination of the recoverable amount of intangible assets involves significant estimates and assumptions. Intangible assets are tested for possible impairment when there are events or changes in circumstances that indicate that their carrying values may not be recoverable. Impairment is determined by comparing the recoverable amount of such intangible assets with their carrying values. Any impairment loss is recognized for the amount by which the intangible asset’s carrying value exceeds its recoverable amount within earnings, as appropriate.

ii.	Fair value of embedded derivatives:

During the year ended December 31, 2023, the Company entered into a convertible debt arrangement and accordingly the following are new estimates and judgements. The Company is required to determine the fair value of embedded derivatives. Fair value of embedded derivatives are determined using valuation techniques and require estimates as at the reporting period date as the financial instruments are not traded in an active market as disclosed in Note 8.

iii.	Inventory net realizable value:

The Company estimates net realizable value of inventory for its vehicles and spare parts. Net realizable value is the estimated selling price in the ordinary course of business, less any costs to complete and sell the product. An allowance for obsolete, slow-moving or defective inventory is made when necessary.

iv.	The determination of provision for warranty cost:

The Company offers warranties on the buses and trucks it sells. The Company estimates the provision for future warranty claims based on historical warranty claim information, as well as recent trends that might suggest the past results may differ from future warranty claims. The Company does not have a long history of estimating warranty provisions. In addition, the items covered by the Company’s warranty may be subject to interpretation because the warranty items are not specific in all cases, and the warranty demands made by different customers may also vary.

d)       New standards implemented

In September 2022, the IASB issued amendments to IFRS 16, Leases (IFRS 16) related to sale leaseback transactions for lessees. The amendments require that subsequent remeasurement of the lease liability does not result in a gain or loss that relates to the right of use asset the lessee retains. The amendments are effective for periods beginning on or after January 1, 2024, with early adoption permitted. There was no material impact on the Company’s consolidated financial statements on adoption.

In October 2022, the IASB issued amendments to IAS 1 - Presentation of Financial Statements, which specifies that covenants whose compliance is assessed after the reporting date do not affect the classification. There was no material impact on the Company’s consolidated financial statements on adoption.

e)	New standard issued

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure of Financial Statements to improve reporting of financial performance and presentation of assets, liabilities, equity, income and expenses. IFRS 18 replaces IAS 1 and applies for annual reporting periods beginning on or after January 1, 2027, requiring retrospective application. The Company is currently assessing the impact of the new standard.